INVENTORIES	12 Months Ended
Dec. 31, 2017
Disclosure Of Inventories [Abstract]
Disclosure of inventories [text block]
NOTE 4. INVENTORIES

	12-31-2017	12-31-2016
Components of Inventory	ThU.S.$	ThU.S.$
Raw materials	103,049	61,252
Production supplies	98,548	102,760
Work in progress	56,194	59,332
Finished goods	441,726	468,544
Spare Parts	168,945	160,724
Total Inventories	868,462	852,612

Inventories recognized as cost of sales at December 31, 2017 were ThU.S.$3,511,871 (ThU.S.$3,423,439 and ThU.S.$3,416,235 at December 31, 2016 and 2015, respectively).

In order to have the inventories recorded at net realizable value at December 31, 2017, a net decrease of inventories was recognized associated with a higher provision of obsolescence of ThU.S.$1,264 (ThU.S.$8,397 and ThU.S.$ 6,909 at December 31, 2016 and 2015, respectively). As of December 31, 2017, the amount of obsolescence provision is ThU.S.$28,684 (ThU.S.$27,420 at December 31, 2016).

At December 31, 2017, there were inventory write-offs of ThU.S.$1,427 (ThU.S.$1,332 and ThU.S.$ 4,215 at December 31, 2016 and 2015, respectively)

The inventory obsolescence provision is calculated based on the sales conditions of products and age of inventory (inventory turnover).

As of the date of these consolidated financial statements, there are no inventories pledged as security to report.

Agricultural Products

Agricultural Products are mainly forestry products that are intended for sale in the normal course of our operations and are measured at fair value less costs to sell at the point of harvest at the end of each reporting period Agricultural products are classified as raw materials within the line item inventories.